Basis of preparation and changes to Group's accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Basis of preparation and changes to Group's accounting policies
Statement of compliance

Statement of compliance

The unaudited condensed consolidated interim financial statements (referred to as the “interim financial statements”) as of June 30, 2024 and December 31, 2023 and for the three and six months ended June 30, 2024 and 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim financial statements do not include all the information and disclosures required in the consolidated annual financial statements and should be read in conjunction with Affimed N.V.’s annual consolidated financial statements as of December 31, 2023.

The interim financial statements were authorized for issuance by the Company’s Management Board on September 5, 2024.

Going concern

Going concern

The interim financial statements have been prepared on the basis that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As a clinical-stage biopharmaceutical company, the Group has incurred operating losses since inception. As of June 30, 2024, the Group had an accumulated deficit of €570.8 million and total net equity of €28.7 million.

The Group expects it will incur operating losses for the foreseeable future due to, among other things, costs related to continued clinical programs and its administrative organization. Historically, Affimed has successfully financed its operations through collaborations, licensing, venture loans and equity issuances. Based on current operating and budget assumptions, management anticipates that the Group’s cash and cash equivalents and investments, together with anticipated proceeds from the ATM program and the sale of AbCheck, will finance the Group into the second half of 2025. In addition, management is pursuing various financing alternatives to meet the Group’s future cash requirements, including the issuance of equity to existing or new shareholders, payments from arrangements with strategic partners and other sources. Based on such operating and budget assumptions, management has concluded that the Group is able to continue as a going concern.

We are advancing our product candidates through clinical development. Developing pharmaceutical products, including conducting preclinical studies and clinical studies, is expensive and highly regulated. In order to obtain necessary regulatory approval, we are required to conduct clinical studies for each of our product candidates and each of their indications. The Group’s clinical programs with acimtamig, AFM24 and AFM28 are still in the development stage. Any further development until market approval and successful financing is dependent on meaningful clinical trial results, among other factors. Achieving such results implies uncertainty, including relating to estimated costs for completing ongoing clinical programs, the timing for bringing such programs to market or for substantially partnering or out-licensing arrangements, among others. It is unknown when, if ever, material cash inflows may commence.

Based on the quality of the Group’s clinical data, management believes that it will be able to obtain financing for the implementation of the Group’s business strategy. If the Company is not able to raise sufficient capital when needed, Affimed could be forced to delay, reduce or eliminate the Company’s product development programs and the ability to continue as a going concern would be uncertain. Based on management’s going concern assessment, the interim financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Loss per share

Loss per share

Loss per common share is calculated by dividing the loss for the period by the weighted average number of common shares outstanding during the period.

On March 8, 2024, the Company effected a 1-for-10 reverse stock split of its outstanding common shares. According to IAS 33.64, the Group has adjusted the weighted average number of ordinary shares and the loss per share (diluted/undiluted) retroactively for the for the three and six months ended June 30, 2023. In addition, all share and per share information (including such information related to share-based payments) have been retroactively adjusted (see note 11).

As of June 30, 2024, the Group has 2,669,787 options and warrants outstanding in connection with share-based payment programs (see note 11) and a loan agreement, which could potentially have a dilutive effect but were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive due to the net loss generated by the Group.

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the critical judgments made by management in applying the Group’s accounting policies were the same as those that applied to the audited consolidated financial statements as of and for the year ended December 31, 2023 except for the following issue:

As of March 31 2024, the lease term for the property leased in Mannheim was reassessed (refer details provided in note 13). The lease term was reduced from 10 years to 5 years. The discount rate was adjusted to align with the revised lease term from 9.56% to 8.06%. The financial effect of this reassessment is an overall decrease in the consolidated depreciation and interest expense as shown below:

	Depreciation		Depreciation
	expense -		expense -
Impact of the estimation changes	previous	Change	revised
2024	825	331	1,156
2025	825	331	1,156
2026	825	331	1,156
2027 and thereafter	5,564	(3,539)	2,025
Total	8,039	(2,546)	5,493

	Interest		Interest
	expense		expense -
	- previous	Change	revised
2024	629	(304)	325
2025	577	(320)	257
2026	521	(338)	183
2027 and thereafter	1,756	(1,630)	126
Total	3,483	(2,592)	891

Functional and presentation currency

Functional and presentation currency

These interim financial statements are presented in euro. The functional currency of the Group’s subsidiaries is also the euro. All financial information presented in euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Significant accounting policies

Significant accounting policies

The accounting policies applied by the Group in these interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2023.

New standards and amendments to standards

New standards and amendments to standards

A number of new accounting standards and amendments to accounting standards are effective for annual periods beginning on January 1, 2024 but none of the applied standards had a material effect on these interim financial statements.

The following forthcoming amendments to standards have not been applied in preparing these interim financial statements.

Standard/interpretation	Effective Date[1]

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027

IFRS 18 will have an effect on the presentation of the Group`s financial statements with the following key impacts:

-	Income and expenses will be classified into five categories including the new categories operation, investing and financing, therefore new subtotals will be introduced;
-	Enhanced principles of aggregation and disaggregation will lead to a different grouping of information and/or additional disclosures; and
-	Presentation options in the statements of cash flows will be eliminated leading to a reclassification of cash flows (e.g. interest received and interest paid).

The other amended standards are not expected to have a significant effect on the interim financial statements of the Group.

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the interim financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

●	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted);
●	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market; and
●	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market.

The carrying amount of all trade and other receivables, other assets and prepaid expenses, cash and cash equivalents, trade and other payables and loans is a reasonable approximation of the fair value and, therefore, information about the fair values of those financial instruments has not been disclosed. The Group recognizes transfers between levels of the fair value hierarchy as the date at which the change has occurred. There were no transfers between levels for the periods presented.

[1] Shall apply for periods beginning on or after the date shown in the effective date column.